UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Suite 310 Leawood, KS 66211
Registrant’s telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	March 31, 2026

Formidable ETF and Formidable Fortress ETF (the “Formidable ETFs”)

ITEM 1.(a).  Reports to Stockholders.

Formidable ETF Tailored Shareholder Report

annual shareholder report March 31, 2026 Formidable ETF Ticker: FORH (Listed on the Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the Formidable ETF for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at formidablefunds.com/forh. You can also request this information by contacting us at (833) 600-5704.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Formidable ETF	$129	1.19%

How did the Fund perform last year?

For the period of April 1, 2025, to March 31, 2026, the Formidable ETF (the “Fund”) returned 16.19% (NAV). In comparison, the S&P 500® Index (the “Index”) returned 17.80% during this period.

What Factors Influenced Performance?

The Fund trailed the Index during the period due to sector allocation, with an underweight to Information Technology the largest detractor. Security selection was a positive contributor to performance. It is important to note that the Index reflects generally larger cap U.S. stocks, whereas the fund has a meaningful allocation to smaller and medium companies, which have trailed larger cap stocks in terms of overall performance by a wide margin. In addition, the Index has over 33% allocated to a single sector (Information Technology), where several of the so-called Magnificent Seven stocks reside - these megacap names continued as market leaders during much of the reporting period.

Given the Fund’s approach to diversification, it was significantly underweight the Information Technology sector compared to the Index. Stock selection contributed positively to performance, with strong security selection in Materials, Health Care, and Financials contributing the most. The Fund’s hedging strategy was also a detractor as markets moved higher throughout the period.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Formidable ETF - $10,734
S&P 500® Index - $16,659
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
04/29/2021*
03/31/2022
03/31/2023
03/31/2024
03/31/2025
03/31/2026

*	Inception

Annual Performance

	1 Year	Average Annual Return Since Inception (4/29/2021)
Formidable ETF	16.19%	1.45%
S&P 500® Index	17.80%	10.93%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Visit formidablefunds.com/forh for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Formidable ETF Tailored Shareholder Report

Key Fund Statistics

(as of March 31, 2026)

Fund Net Assets	$20,049,116
Number of Holdings	44
Total Net Advisory Fee	$244,535
Portfolio Turnover Rate	73.10%

What did the Fund invest in?

(% of Net Assets as of March 31, 2026)

Sector Breakdown

Top Ten Holdings
Acacia Research Corp.	10.49%
US Treasury Bill 4/9/2026	5.88%
US Treasury Bill 10/29/2026	5.18%
US Treasury Bill 9/24/2026	5.00%
Royalty Pharma Plc	4.50%
Pan American Silver Corp.	4.31%
Brookfield Infrastructure Partners LP	4.08%
Royal Gold, Inc.	3.83%
Alliance Resource Partners LP	3.38%
Genpact Ltd.	2.74%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit

formidablefunds.com/forh.

Formidable Fortress ETF Tailored Shareholder Report

annual Shareholder Report March 31, 2026 Formidable Fortress ETF Ticker: KONG (Listed on the Cboe BZX Exchange, Inc.)

This annual shareholder report contains important information about the Formidable Fortress ETF for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at formidablefunds.com/kong. You can also request this information by contacting us at (833) 600-5704.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Formidable Fortress ETF	$91	0.89%

How did the Fund perform last year?

For the period of April 1, 2025, to March 31, 2026, the Formidable Fortress ETF (the “Fund”) returned 4.39% (NAV). In comparison, the S&P 500® Index (the “Index”) returned 17.80% during this period.

What Factors Influenced Performance?

While the absolute return for the Fund was solid, it trailed the Index during the period due primarily to security selection in the Information Technology sector. The Index was up almost 29% within the sector, led by chip makers, while the Fund’s holdings declined around 7%. Most of this underperformance was the result of concerns about the impact of Artificial Intelligence on software companies, several of which are held by the Fund. Multiples for these companies compressed significantly despite these companies continuing to satisfy the Fund’s quality and growth screens.

Otherwise, sector allocation and stock selection was generally neutral. The Fund’s hedging strategy was also a slight detractor as markets moved higher throughout the period.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Formidable Fortress ETF - $12,088
S&P 500® Index - $16,043
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
07/21/2021*
03/31/2022
03/31/2023
03/31/2024
03/31/2025
03/31/2026

*	Inception

Annual Performance

	1 Year	Average Annual Return Since Inception (7/21/2021)
Formidable Fortress ETF	4.39%	4.12%
S&P 500® Index	17.80%	10.60%

The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Visit formidablefunds.com/kong for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Formidable Fortress ETF Tailored Shareholder Report

Sector Breakdown

Top Ten Holdings
ServiceNow, Inc.	5.58%
Fastenal Co.	5.33%
Microsoft Corp.	4.98%
Nvidia Corp.	4.96%
Meta Platforms, Inc.	4.71%
F5, Inc.	4.20%
Interactive Brokers Group, Inc.	4.17%
Snap-on, Inc.	3.35%
EMCOR Group, Inc.	3.34%
Regeneron Pharmaceuticals, Inc.	3.17%

Key Fund Statistics

(as of March 31, 2026)

Fund Net Assets	$20,649,132
Number of Holdings	42
Total Net Advisory Fee	$194,510
Portfolio Turnover Rate	24.85%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit

formidablefunds.com/kong.

What did the Fund invest in?

(% of Net Assets as of March 31, 2026)

ITEM 1.(b).  Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $30,800 for 2026 and $30,800 for 2025.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2026 and $0 for 2025.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $6,600 for 2026 and $6,600 for 2025. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2026 and $0 for 2025.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)         NA

(c)         0%

(d)         NA

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2026 and $0 for 2025.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

(a)	The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. Each of the registrant’s Trustees serves as a member of its Audit Committee.

(b)	Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Year Ended March 31, 2026

Formidable ETF
Formidable Fortress ETF

FORMIDABLE ETF

Schedule of InvestmentsMarch 31, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

		Shares	Value
81.80%	COMMON STOCKS

6.93%	CONSUMER DISCRETIONARY
	Aptiv plc ADR(A)	5,781	$401,432
	Atour Lifestyle Holdings Ltd. ADR	10,437	384,186
	Pearson plc ADR	21,583	283,385
	Texas Roadhouse, Inc.	1,945	321,197
			1,390,200

2.17%	CONSUMER STAPLES
	Nomad Foods Ltd. ADR	45,351	435,823

8.06%	ENERGY
	Alliance Resource Partners LP	24,505	677,563
	Plains GP Holdings LP	19,118	464,185
	Viper Energy, Inc. Class A	10,106	474,881
			1,616,629

14.11%	FINANCIALS
	Acacia Research Corp.(A)	437,428	2,104,029
	Global Payments, Inc.	5,126	344,980
	Patria Investments Ltd. ADR	30,143	379,802
			2,828,811

10.74%	HEALTH CARE
	Corcept Therapeutics, Inc.(A)	11,681	470,861
	CytomX Therapeutics, Inc.(A)	18,263	85,836
	Royalty Pharma Plc ADR	18,812	902,412
	Veeva Systems, Inc. Class A(A)	2,290	402,261
	Viking Therapeutics, Inc.(A)	8,945	291,070
			2,152,440

FORMIDABLE ETF

Schedule of Investments - continuedMarch 31, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

		Shares	Value
13.23%	INDUSTRIALS
	Amentum Holdings, Inc.(A)	13,473	$351,376
	Corecivic, Inc.(A)	18,348	346,961
	Flux Power Holdings, Inc.(A)	480,066	513,671
	Generac Holdings, Inc.(A)	2,514	491,060
	Genpact Ltd. ADR	14,741	549,102
	Power Solutions International, Inc.(A)	6,581	400,651
			2,652,821

7.82%	INFORMATION TECHNOLOGY
	Credo Technology Group Holding Ltd. ADR(A)	2,309	216,746
	DocuSign, Inc.(A)(B)	7,385	350,123
	First Solar, Inc.(A)	1,561	307,923
	Itron, Inc.(A)	4,220	378,238
	Nice Systems Ltd. ADR(A)	2,864	315,785
			1,568,815

10.85%	MATERIALS
	Lithium Americas Corp. ADR(A)	62,187	245,639
	Lithium Argentina AG ADR(A)	44,399	296,585
	Pan American Silver Corp. ADR	15,806	863,482
	Royal Gold, Inc.	3,021	768,814
			2,174,520

1.97%	REAL ESTATE
	EPR Properties REIT	7,890	394,184

5.92%	UTILITIES
	Brookfield Infrastructure Partners LP ADR	22,633	817,504
	Talen Energy Corp.(A)	1,156	369,030
			1,186,534

81.80%	TOTAL COMMON STOCKS		16,400,777
	(Cost: $17,532,519)

FORMIDABLE ETF

Schedule of Investments - continuedMarch 31, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

		Principal	Value
16.06%	SHORT TERM INVESTMENTS

16.06%	DEBT SECURITIES
	US Treasury Bill 04/09/2026 3.24%(C)	$1,180,000	$1,179,057
	US Treasury Bill 09/24/2026 3.65%(C)	1,020,000	1,002,244
	US Treasury Bill 10/29/2026 3.69%(C)	1,060,000	1,037,782

16.06%	TOTAL SHORT TERM INVESTMENTS		3,219,083
	(Cost: $3,219,940)

0.17%	OPTIONS PURCHASED(A)(B)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.17%	PUT OPTIONS
	iShares iBoxx $ High Yield Corporate Bond ETF	1,000	$7,956,000	$74.00	04/17/26	$5,000
	iShares iBoxx $ High Yield Corporate Bond ETF	750	5,967,000	75.00	04/17/26	4,500
	iShares Russell 2000 ETF	125	3,100,000	220.00	04/17/26	8,375
	iShares Russell 2000 ETF	100	2,480,000	225.00	04/24/26	16,300

0.17%	TOTAL OPTIONS PURCHASED					34,175
	(Cost: $81,747)

98.03%	TOTAL INVESTMENTS					19,654,035
	(Cost: $20,834,206)
1.97%	Other assets, net of liabilities					395,081
100.00%	NET ASSETS					$20,049,116

(A)Non-income producing.

(B)All or a portion of the security is held as collateral for options written.

(C)Zero coupon security.

ADR - Security represented is held by the custodian in the form of American Depositary Receipts.

REIT - Real Estate Investment Trust.

FORMIDABLE ETF

Schedule of Options WrittenMarch 31, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

(0.06%)	OPTIONS WRITTEN(A)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.01%)	CALL OPTIONS
	DocuSign, Inc.	25	$(118,525)	$52.00	04/17/26	$(1,975)
	TOTAL CALL OPTIONS					(1,975)
	(Premiums Received: $1,982)

(0.05%)	PUT OPTIONS
	iShares Russell 2000 ETF	125	(3,100,000)	205.00	04/17/26	(2,875)
	iShares Russell 2000 ETF	100	(2,480,000)	215.00	04/24/26	(7,900)
	TOTAL PUT OPTIONS					(10,775)
	(Premiums Received: $25,145)

(0.06%)	TOTAL OPTIONS WRITTEN					$(12,750)
	(Premiums Received: $27,127)

(A)Non-income producing.

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

FORMIDABLE FORTRESS ETF

Schedule of InvestmentsMarch 31, 2026

		Shares	Value
94.08%	COMMON STOCKS

6.60%	COMMUNICATION SERVICES
	Alphabet, Inc. Class C	1,360	$390,130
	Meta Platforms, Inc.	1,700	972,621
			1,362,751

2.73%	CONSUMER DISCRETIONARY
	Pulte Group, Inc.	4,785	562,764

3.16%	CONSUMER STAPLES
	Monster Beverage Corp.(A)(B)	8,994	651,705

4.06%	ENERGY
	Coterra Energy, Inc.	13,005	456,996
	Texas Pacific Land Corp.	803	381,072
			838,068

11.20%	FINANCIALS
	Erie Indemnity Co.	1,385	348,064
	Interactive Brokers Group, Inc.	12,826	860,240
	Jack Henry & Associates, Inc.	3,466	547,767
	S&P 500 Global, Inc.	1,309	556,770
			2,312,841

12.35%	HEALTH CARE
	Chemed Corp.	1,284	485,018
	Johnson & Johnson(B)	2,072	506,480
	Regeneron Pharmaceuticals, Inc.	847	654,426
	United Therapeutics Corp.(A)	1,024	607,211
	Vertex Pharmaceuticals(A)	665	296,949
			2,550,084

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

FORMIDABLE FORTRESS ETF

Schedule of Investments - continuedMarch 31, 2026

		Shares	Value
16.48%	INDUSTRIALS
	Automatic Data Processing, Inc.	1,612	$327,526
	EMCOR Group, Inc.	934	689,581
	Fastenal Co.(B)	23,720	1,100,608
	Graco, Inc.	7,028	594,920
	Snap-on, Inc.	1,904	691,571
			3,404,206

29.10%	INFORMATION TECHNOLOGY
	Adobe, Inc.(A)	2,254	547,902
	Cognizant Tech Solutions	6,342	389,082
	F5, Inc.(A)	2,999	867,701
	Intuit, Inc.	897	387,845
	Microsoft Corp.	2,779	1,028,702
	Nvidia Corp.(B)	5,869	1,023,554
	ServiceNow, Inc.(A)(B)	11,025	1,152,664
	Synopsys, Inc.(A)	1,542	611,372
			6,008,822

2.93%	MATERIALS
	Reliance, Inc.	1,992	605,409

5.47%	REAL ESTATE
	Gaming and Leisure Properties, Inc. REIT	12,877	571,352
	Public Storage REIT	2,063	558,825
			1,130,177

94.08%	TOTAL COMMON STOCKS		19,426,827
	(Cost: $17,313,253)

0.00%	WARRANTS
	Abiomed, Inc. - CVR(A)(C)	1,065	—

0.00%	TOTAL WARRANTS		—
	(Cost: $ - )

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

FORMIDABLE FORTRESS ETF

Schedule of Investments - continuedMarch 31, 2026

0.18%	OPTIONS PURCHASED(A)(B)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.18%	PUT OPTIONS
	SPDR S&P 500 ETF Trust	100	$6,503,400	$600.00	04/17/2026	$19,300
	SPDR S&P 500 ETF Trust	50	3,251,700	595.00	04/30/2026	17,650

0.18%	TOTAL OPTIONS PURCHASED					36,950
	(Cost: $51,950)

94.26%	TOTAL INVESTMENTS					19,463,777
	(Cost: $17,365,203)
5.74%	Other assets, net of liabilities					1,185,355
100.00%	NET ASSETS					$20,649,132

(A)Non-income producing.

(B)All or a portion of the security is held as collateral for options written.

(C)The warrant is a Level 3 security. The security is valued at $ - (0.00% of net assets). See Note 1.

REIT - Real Estate Investment Trust.

CVR - Contingent Value Right.

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

FORMIDABLE FORTRESS ETF

Schedule of Options WrittenMarch 31, 2026

(0.22%)	OPTIONS WRITTEN(A)
	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(0.12%)	CALL OPTIONS
	Fastenal Co.	75	$(348,000)	$47.50	04/17/2026	$(7,725)
	Interactive Brokers Group, Inc.	40	(268,280)	75.00	05/15/2026	(6,560)
	Johnson & Johnson	7	(171,108)	255.00	04/17/2026	(1,351)
	Monster Beverage Corp.	40	(289,840)	77.50	05/15/2026	(5,840)
	ServiceNow, Inc.	30	(313,650)	115.00	04/17/2026	(3,600)
	Nvidia Corp.	20	(348,800)	195.00	04/17/2026	(620)
	TOTAL CALL OPTIONS					(25,696)
	(Premiums Received: $22,771)

(0.10%)	PUT OPTIONS
	SPDR S&P 500 ETF Trust	100	(6,503,400)	580.00	04/17/2026	(10,700)
	SPDR S&P 500 ETF Trust	50	(3,251,700)	575.00	04/30/2026	(10,600)
	TOTAL PUT OPTIONS					(21,300)
	(Premiums Received: $31,857)

(0.22%)	TOTAL OPTIONS WRITTEN					$(46,996)
	(Premiums Received: $54,628)

(A)Non-income producing.

FORMIDABLE ETFS

Statements of Assets and LiabilitiesMarch 31, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

	Formidable ETF	Formidable Fortress ETF
ASSETS
Investments at value(1) (Note 1)	$19,654,035	$19,463,777
Cash	414,240	1,236,838
Cash held at broker	19,963	13,326
Receivable for securities sold	12,231	20,194
Dividends receivable	17,808	4,186
TOTAL ASSETS	20,118,277	20,738,321

LIABILITIES
Accrued advisory fees (Note 2)	20,504	16,386
Options written at value(2) (Note 1)	12,750	46,996
Payable for securities purchased	35,907	25,807
TOTAL LIABILITIES	69,161	89,189
NET ASSETS	$20,049,116	$20,649,132

Net Assets Consist of:
Paid-in capital	$25,012,375	$19,408,316
Distributable earnings (accumulated deficits)	(4,963,259)	1,240,816
Net Assets	$20,049,116	$20,649,132

NET ASSET VALUE PER SHARE
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	825,000	700,000
Net Asset Value and Offering Price Per Share	$24.30	$29.50

(1)Identified cost of:	$20,834,206	$17,365,203
(2)Premiums received of:	$27,127	$54,628

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

	Formidable ETF	Formidable Fortress ETF
INVESTMENT INCOME
Dividends(1)	$313,045	$264,710
Interest	115,899	—
Total investment income	428,944	264,710

EXPENSES
Investment advisory fees (Note 2)	244,535	194,510
Total expenses	244,535	194,510

Net investment income (loss)	184,409	70,200

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments	1,090,048	599,657
Net realized gain (loss) on options purchased	(607,747)	(665,966)
Net realized gain (loss) on options written	465,421	483,810

Total net realized gain (loss) on investments, options purchased and options written	947,722	417,501

Net change in unrealized appreciation (depreciation) of investments	1,931,542	496,892
Net change in unrealized appreciation (depreciation) of options purchased	(47,454)	(11,498)
Net change in unrealized appreciation (depreciation) of options written	121,047	(1,230)

Total net change in unrealized appreciation (depreciation) of investments, options purchased and options written	2,005,135	484,164

Net realized and unrealized gain (loss)	2,952,857	901,665

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$3,137,266	$971,865

(1)Net of foreign tax withheld of:	$14,030	$—

FORMIDABLE ETFS

Statements of OperationsYear Ended March 31, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

	Formidable ETF		Formidable Fortress ETF
	Years Ended March 31,		Years Ended March 31,
	2026	2025	2026	2025
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
Net investment income (loss)	$184,409	$354,500	$70,200	$140,471
Net realized gain (loss) on investments, options purchased and options written	947,722	(441,863)	417,501	1,554,860
Net change in unrealized appreciation (depreciation) of investments, options purchased and options written	2,005,135	(2,603,717)	484,164	(1,030,353)
Increase (decrease) in net assets from operations	3,137,266	(2,691,080)	971,865	664,978

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(362,493)	—	(81,184)	(173,071)
Decrease in net assets from distributions	(362,493)	—	(81,184)	(173,071)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Proceeds from shares issued	—	—	763,771	765,082
Cost of shares redeemed	(2,413,504)	(6,039,465)	(2,983,654)	(6,249,017)
Increase (decrease) in net assets from capital stock transactions	(2,413,504)	(6,039,465)	(2,219,883)	(5,483,935)

NET ASSETS
Increase (decrease) during year	361,269	(8,730,545)	(1,329,202)	(4,992,028)
Beginning of year	19,687,847	28,418,392	21,978,334	26,970,362

End of year	$20,049,116	$19,687,847	$20,649,132	$21,978,334

FORMIDABLE ETFS

Statements of Changes in Net Assets

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

FORMIDABLE ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

	Years Ended March 31,				Period Ended March 31, 2022*
	2026	2025	2024	2023
Net asset value, beginning of period	$21.28	$23.68	$23.77	$26.06	$25.00
Investment activities
Net investment income (loss)(1)	0.21	0.34	0.48	0.34	0.23
Net realized and unrealized gain (loss) on investments, options purchased and options written(2)	3.25	(2.74)	0.30	(1.76)	1.00
Total from investment activities	3.46	(2.40)	0.78	(1.42)	1.23
Distributions
Net investment income	(0.44)	—	(0.87)	(0.87)	(0.17)
Total distributions	(0.44)	—	(0.87)	(0.87)	(0.17)
Net asset value, end of period	$24.30	$21.28	$23.68	$23.77	$26.06

Total Return(3)	16.19%	(10.13%)	3.53%	(5.39%)	4.93%
Ratios/Supplemental Data
Ratios to average net assets(4)
Expenses	1.19%	1.19%	1.19%	1.19%	1.19%
Net investment income (loss)	0.90%	1.50%	2.09%	1.42%	1.02%
Portfolio turnover rate(5)	73.10%	60.62%	50.63%	59.95%	172.44%
Net assets, end of period (000s)	$20,049	$19,688	$28,418	$31,491	$26,055

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)Total return is for the period indicated and has not been annualized for periods less than one year.

(4)Ratios to average net assets have been annualized for periods less than one year.

(5)Portfolio turnover rate is for the period indicated, excludes effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

*The Fund commenced operations on April 29, 2021.

FORMIDABLE FORTRESS ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

	Years Ended March 31,				Period Ended March 31, 2022*
	2026	2025	2024	2023
Net asset value, beginning of period	$28.36	$27.66	$24.96	$24.44	$25.00
Investment activities
Net investment income (loss)(1)	0.10	0.17	0.23	0.12	0.04
Net realized and unrealized gain (loss) on investments, options purchased and options written(2)	1.15	0.75	2.65	0.52	(0.57)
Total from investment activities	1.25	0.92	2.88	0.64	(0.53)
Distributions
Net investment income	(0.11)	(0.22)	(0.18)	(0.12)	(0.03)
Return of capital	—	—	—	— (3)	—
Total distributions	(0.11)	(0.22)	(0.18)	(0.12)	(0.03)
Net asset value, end of period	$29.50	$28.36	$27.66	$24.96	$24.44

Total Return(4)	4.39%	3.31%	11.59%	2.64%	(2.15%)
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses	0.89%	0.89%	0.89%	0.89%	0.89%
Net investment income (loss)	0.32%	0.58%	0.91%	0.51%	0.22%
Portfolio turnover rate(6)	24.85%	38.44%	47.14%	41.20%	35.71%
Net assets, end of period (000s)	$20,649	$21,978	$26,970	$24,334	$19,548

(1)Per share amounts calculated using the average shares outstanding during the period.

(2)Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the year with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(3)Less than 0.005 per share.

(4)Total return is for the period indicated and has not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

(6)Portfolio turnover rate is for the period indicated, excludes effect of securities received or delivered from processing in-kind creations or redemptions, and has not been annualized for periods less than one year.

*The Fund commenced operations commenced on July 21, 2021.

FINANCIAL STATEMENTS | March 31, 2026

FORMIDABLE ETFS

Notes to Financial StatementsMarch 31, 2026

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Formidable ETF and the Formidable Fortress ETF (each a “Fund” and collectively, the “Funds”) are each a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The offering of the Funds’ shares is registered under the Securities Act of 1933. The Formidable ETF commenced operations on April 29, 2021, and the Formidable Fortress ETF commenced operations on July 21, 2021.

Each Fund’s objective is to seek to achieve long-term capital appreciation.

The Funds are each deemed to be an individual operating and reporting segments and are not part of a consolidated reporting entity. The objective and strategy, as outlined in the Funds’ prospectus under the heading “Principal Investment Strategies,” are used by Formidable Asset Management, LLC (the “Advisor”) to make investment decisions, and the results of the Funds’ operations, as shown in its Statements of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Funds. Due to the significance of oversight and its role in the Funds’ management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Security Valuation

The Funds record investments, including warrants, at fair value. Generally, the Funds’ domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale are valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available are

FINANCIAL STATEMENTS | March 31, 2026

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2026

valued using the NASDAQ Official Closing Price. Exchange traded options are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the exchange on which such options are traded. Short-term securities, including bonds, notes, debentures, and other debt securities, and money market instruments such as certificates of deposit, commercial paper, bankers’ acceptances, and obligations of domestic and foreign banks are valued at current market quotations as provided by an independent pricing service approved by the Board of Trustees (the “Board”). Warrants which are traded on an exchange are valued at their last quoted price as of the valuation date. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Funds’ policies and procedures. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally are valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask prices on such over-the-counter market.

The Funds have a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of each Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded, but prior to the time of which the Funds’ NAV is calculated, that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing.

The Funds have adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

FINANCIAL STATEMENTS | March 31, 2026

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2026

Various inputs are used in determining the value of the Funds’ investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Funds’ investments as of March 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Formidable ETF
Assets
Common Stocks	$16,400,777	$—	$—		$16,400,777
Short Term Investments	—	3,219,083	—		3,219,083
Options Purchased	34,175	—	—		34,175
	$16,434,952	$3,219,083	$—		$19,654,035
Liabilities
Options Written	$(12,750)	$—	$—		$(12,750)

Formidable Fortress ETF
Assets
Common Stocks	$19,426,827	$—	$—		$19,426,827
Warrants	—	—	—	*	—
Options Purchased	36,950	—	—		36,950
	$19,463,777	$—	$—		$19,463,777
Liabilities
Options Written	$(46,996)	$—	$—		$(46,996)

*The Level 3 security has zero value.

FINANCIAL STATEMENTS | March 31, 2026

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2026

Refer to the Funds’ Schedule of Investments for a listing of the securities by type and sector.

As of March 31, 2026, the Formidable Fortress ETF held assets in which significant unobservable inputs were used determining fair value (Level 3). These assets were valued at $ — (0.00% of net assets). As the value of the Level 3 security is not material to the financial statements, no additional Level 3 disclosures are presented. The Formidable ETF held no Level 3 securities at any time during the year ended March 31, 2026.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules.

Warrants

The Funds may invest in warrants. Warrants are options to purchase equity securities at a specific price, or receive contingent payments, for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Hence, warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The value of warrants is derived solely from capital appreciation of the underlying equity securities. Warrants differ from call options in that the underlying corporation issues warrants, whereas call options may be written by anyone.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

FINANCIAL STATEMENTS | March 31, 2026

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2026

Federal Income Taxes

The Funds have complied and intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the year ended March 31, 2026, such reclassifications were attributable primarily to the tax treatment of redemptions in-kind and the tax treatment of partnership investments.

	Formidable ETF	Formidable Fortress ETF
Paid-in capital	$129,406	$591,493
Distributable earnings	(129,406)	(591,493)

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid annually by the Funds. The Funds distribute their net realized capital gains, if any, to shareholders annually. The Funds may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Funds issue and redeem shares to certain institutional investors (typically market makers or other broker-dealers) only in blocks of at least 10,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized

FINANCIAL STATEMENTS | March 31, 2026

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2026

Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $250. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $250.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Funds may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Funds’ principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of March 31, 2026:

	Creation Unit Shares	Creation Transaction Fee	Value
Formidable ETF	10,000	$250	$243,000
Formidable Fortress ETF	10,000	$250	$295,000

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Funds, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking are secured by

FINANCIAL STATEMENTS | March 31, 2026

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2026

the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Funds to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Funds acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statements of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that the risk of loss will be remote.

Derivatives

The Funds’ derivative investments may include, among other instruments: (i) options; (ii) volatility-linked ETFs; (iii) volatility-linked exchange-traded notes (“ETNs”); and (iv) and FLexible EXchange® Options (“FLEX Options”) which are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”). These derivatives will be used to hedge risks associated with the Funds’ other portfolio investments. The Funds may also use derivatives to create income by writing covered call options. In writing covered calls, the Funds sell an option on a security that the Funds own in exchange for a premium (i.e., income). FLEX Options, whose customized exercise prices and expiration dates allow the Funds to more precisely implement its investment strategy than through what could be achieved through the use of standardized option contracts. Options are subject to equity price risk that arises from the possibility that equity security prices will fluctuate affecting the value of the options. As a result of the Funds’ use of derivatives, each Fund may have economic leverage, which means the sum of the Funds’ investment exposures through its use of derivatives may exceed the amount of assets invested in the Funds, although these exposures may vary over time. The Funds have adopted policies and procedures pursuant to Rule 18f-4 of the Act 1940 relating to the use of derivatives.

FINANCIAL STATEMENTS | March 31, 2026

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2026

The following are the derivatives, whose underlying risk exposure is equity price risk, held by each Fund on March 31, 2026.

Fund	Derivative	Value Asset Derivatives
Formidable ETF	Put Options Purchased	$34,175	*
Formidable Fortress ETF	Put Options Purchased	$36,950	*

Fund	Derivative	Value Liability Derivatives
Formidable ETF	Call Options Written	$(1,975)
Formidable ETF	Put Options Written	(10,775)
		$(12,750	)**

Formidable Fortress ETF	Call Options Written	$(25,696)
Formidable Fortress ETF	Put Options Written	(21,300)
		$(46,996	)**

*Statements of Assets and Liabilities location: Investments at value.

**Statements of Assets and Liabilities location: Options written at value.

The effect of derivative instruments on the Statements of Operations and whose underlying risk exposure is equity price risk for the year ended March 31, 2026, is as follows:

Formidable ETF	Realized Gain (Loss) on Derivatives*	Change in Unrealized Appreciation (Depreciation) on Derivatives**
Put Options Purchased	$(607,747)	$(47,454)

Call Options Written	$258,514	$99,878
Put Options Written	206,907	21,169
	$465,421	$121,047
Formidable Fortress ETF
Put Options Purchased	$(665,966)	$(11,498)

Call Options Written	$139,956	$(6,456)
Put Options Written	343,854	5,226
	$483,810	$(1,230)

*Statements of Operations location: Net realized gain (loss) on options purchased and options written, respectively.

**Statements of Operations location: Net change in unrealized appreciation (depreciation) of options purchased and options written, respectively.

FINANCIAL STATEMENTS | March 31, 2026

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2026

The following indicates the average monthly volume for the period:

Fund	Average Notional Value of:
Formidable ETF	Options purchased	$26,182,446
Formidable ETF	Options written	(9,478,992)
Formidable Fortress ETF	Options purchased	17,945,080
Formidable Fortress ETF	Options written	(18,833,181)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of each of the Funds’ investments. The Advisor also: (i) furnishes the Funds with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of each Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Funds’ sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Funds, to pay all expenses of each Fund, except for: the fee paid to the Advisor pursuant to the Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Funds, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

For its services with respect to the Funds, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Funds’ daily net assets at the following rates: Formidable ETF is 1.19% of the first $250 million, 1.14% over $250 million up to $500 million, and 1.09% in excess of $500 million; Formidable Fortress ETF is 0.89% of the first $250 million, 0.84% over $250 million up to $500 million, and 0.79% over $500 million.

The Advisor has retained Tidal Investments, LLC (the “Sub-Advisor”), to serve as sub-advisor for the Funds. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Funds’ trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Funds’ portfolio.

FINANCIAL STATEMENTS | March 31, 2026

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2026

For its services, the Sub-Advisor is paid a fee by the Advisor, which fee is calculated daily and paid monthly, at an annual rate based on the average daily net assets of the Fund of 0.05% for the Formidable ETF and 0.035% for the Formidable Fortress ETF, subject to a minimum of $30,000 per year for Formidable ETF and $25,000 for Formidable Fortress ETF.

Fund Administrator

Commonwealth Fund Services, Inc. (“CFS”) acts as the Funds’ administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly. The Advisor pays these fees.

Custodian

Citibank, N.A. serves as the Funds’ Custodian pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant and Transfer Agent

Citi Fund Services, Ohio, Inc. serves as the Funds’ Fund Accountant and Transfer Agent pursuant to a Services Agreement. For its services, Citi Fund Services, Ohio, Inc. is entitled to a fee. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Funds’ principal underwriter pursuant to an ETF Distribution Agreement. For its services, Foreside Fund Services, LLC is entitled to a fee. The Advisor pays these fees monthly.

Trustees and Officers

Each Trustee who is not an “interested person” of the Trust receives compensation for their services to the Funds. Each Trustee receives an annual retainer fee, paid quarterly. Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. The Advisor pays these costs.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Funds for serving as officers of the Trust.

FINANCIAL STATEMENTS | March 31, 2026

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2026

The Funds’ Chief Compliance Officer and Assistant Chief Compliance Officer are not compensated directly by the Funds for their service. However, the Assistant Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Funds, including the provision of the Chief Compliance Officer and the Assistant Chief Compliance Officer. The Chief Compliance Officer is the Managing Member of Fit Compliance, LLC, which has been retained by Watermark to provide the Chief Compliance Officer’s services. The Advisor pays these fees monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term securities for the year ended March 31, 2026, were as follows:

	Purchases	Sales
Formidable ETF	$12,438,054	$12,778,019
Formidable Fortress ETF	5,248,012	5,813,280

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the year ended March 31, 2026, were as follows:

	Purchases	Sales	Realized Gain
Formidable ETF	$—	$1,753,601	$139,715
Formidable Fortress ETF	735,925	2,873,982	593,712

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

FINANCIAL STATEMENTS | March 31, 2026

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2026

The tax character of the distributions during the years ended March 31, 2026 and 2025, respectively, were as follows:

Year ended March 31, 2026
	Formidable ETF	Formidable Fortress ETF
Distributions paid from:
Ordinary income	$362,493	$81,184

Year ended March 31, 2025
	Formidable ETF	Formidable Fortress ETF
Distributions paid from:
Ordinary income	$—	$173,071

As of March 31, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

	Formidable ETF	Formidable Fortress ETF
Accumulated undistributed net investment income (loss)	$368,375	$10,262
Other accumulated losses	(3,549,095)	(823,356)
Net unrealized appreciation (depreciation) of investments	(1,782,539)	2,053,910
	$(4,963,259)	$1,240,816

As of March 31, 2026, Formidable ETF and Formidable Fortress ETF had outstanding straddle loss deferrals of $10,039 and $22,176, respectively. As of March 31, 2026, the Formidable ETF and Formidable Fortress ETF had capital loss carryforwards of $3,539,056 and $801,180, respectively. For Formidable ETF, $1,753,456 of the loss carryforwards are considered short term and $1,785,600 are considered long term. For Formidable Fortress ETF, $74,339 of the loss carryforwards are considered short term and $726,841 are considered long term. These loss carryforwards may be carried forward indefinitely. The Formidable ETF utilized $443,939 of capital loss carryforwards from the year ended March 31, 2025, to offset net realized gains from the year ended March 31, 2026.

FINANCIAL STATEMENTS | March 31, 2026

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2026

Cost of investments, purchased options and written options for Federal Income tax purposes and the related tax-based net unrealized appreciation (depreciation) on investments, purchased options and written options consists of:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
Formidable ETF	$21,423,824	$1,556,388	$(3,338,927)	$(1,782,539)
Formidable Fortress ETF	17,362,871	3,683,269	(1,629,359)	2,053,910

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the deferral of wash sale losses, the tax treatment of passive foreign investment companies, and the tax treatment of partnership investments.

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Effective December 19, 2025, the Funds’ shares transferred their principal listing exchange from NYSE Arca, Inc. to Cboe BZX Exchange, Inc. Upon effectiveness, all references to NYSE Arca, Inc. in the Funds’ Summary Prospectus, Prospectus, and SAI have been updated to reflect the change.

Shares of the Funds are listed for trading on Cboe BZX Exchange, Inc. (the “Exchange”), and trade at market prices rather than at NAV. Shares of the Funds may trade at a price that is greater than, at, or less than NAV. The Funds will issue and redeem Shares at NAV only in blocks of 10,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Funds.

All orders to create Creation Units must be placed with the Funds’ distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

FINANCIAL STATEMENTS | March 31, 2026

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2026

Shares of beneficial interest transactions for the Funds were:

Formidable ETF
	Year ended March 31, 2026	Year ended March 31, 2025
Shares sold	—	—
Shares redeemed	(100,000)	(275,000)
Net increase (decrease)	(100,000)	(275,000)

Formidable Fortress ETF
	Year ended March 31, 2026	Year ended March 31, 2025
Shares sold	25,000	25,000
Shares redeemed	(100,000)	(225,000)
Net increase (decrease)	(75,000)	(200,000)

NOTE 6 – RISKS OF INVESTING IN THE FUNDS

An investment in the Funds entails risk. The Funds may not achieve their leveraged investment objective and there is a risk that you could lose all of your money invested the Funds. The Funds are not a complete investment program. In addition, the Funds present risks not traditionally associated with other mutual funds and ETFs. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. A complete description of the principal risks is included in the Funds’ prospectus under the heading “Principal Risks.”

NOTE 7 – SECTOR RISK

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of that Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of March 31, 2026, 29.10% of the value of the net assets of the Formidable Fortress ETF was invested in securities within the Information Technology sector.

FINANCIAL STATEMENTS | March 31, 2026

FORMIDABLE ETFS

Notes to Financial Statements - continuedMarch 31, 2026

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

FORMIDABLE ETFS

Report of Independent Registered Public Accounting Firm

FINANCIAL STATEMENTS | March 31, 2026

To the Shareholders of Formidable ETF and Formidable Fortress ETF and
Board of Trustees of ETF Opportunities Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and options written, comprising the funds listed below (the “Funds”), each a series of ETF Opportunities Trust, as of March 31, 2026, the related statements of operations and of changes in net assets, the related notes, and the financial highlights for each of the periods indicated below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2026, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Formidable ETF	For the year ended March 31, 2026	For the years ended March 31, 2026 and 2025	For the years ended March 31, 2026, 2025, 2024, 2023 and for the period from April 29, 2021 (commencement of operations) through March 31, 2022
Formidable Fortress ETF	For the year ended March 31, 2026	For the years ended March 31, 2026 and 2025	For the years ended March 31, 2026, 2025, 2024, 2023 and for the period from July 21, 2021 (commencement of operations) through March 31, 2022

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

FINANCIAL STATEMENTS | March 31, 2026

FORMIDABLE ETFS

Report of Independent Registered Public Accounting Firm - continued

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2021.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 29, 2026

FORMIDABLE ETFS

Supplemental Information (unaudited)

FINANCIAL STATEMENTS | March 31, 2026

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

Because Formidable Asset Management, LLC (the “Advisor”) has agreed in the Investment Advisory Agreement to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, the Advisor pays the compensation to each Independent Trustee and the Chief Compliance Officer for services to the Fund from the Advisor’s management fees.

Statement Regarding Basis for Approval of Investment Advisory Agreement.

Renewal of Investment Advisory and Sub-Advisory Agreements

This annual report pertains only to the Formidable ETF and the Formidable Fortress ETF; however, the disclosure below pertains to those funds and the Formidable Dividend and Income ETF, a fund that has not commenced operations. Once the Formidable Dividend and Income ETF commences operations, this disclosure will be provided again in the next financial report that is prepared and is applicable to that fund.

At a meeting held on December 10-11, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of the ETF Opportunities Trust (the “Trust”) considered the approval of the continuation of the Amended Investment Advisory Agreement (the “Formidable Advisory Agreement”) between the Trust and Formidable Asset Management, LLC (“Formidable”); and the approval and continuation of the Investment Sub-Advisory Agreement (the “Tidal Sub-Advisory Agreement”) between Formidable and Tidal Investments LLC (“Tidal”); each with respect to the Formidable ETF (“FORH”), Formidable Fortress ETF (“KONG”), and Formidable Dividend and Income ETF (“FODI”) (together, FORH, KONG and FODI are referred to as the “Formidable ETFs”). The Board discussed the arrangements between Formidable and the Trust, and Formidable and Tidal, both with respect to the Formidable ETFs. The Board reflected on its discussions with the representatives from Formidable and Tidal earlier in the Meeting regarding the manner in which

FINANCIAL STATEMENTS | March 31, 2026

FORMIDABLE ETFS

Supplemental Information (unaudited) - continued

the Formidable ETFs were managed and the roles and responsibilities of Formidable and Tidal under the Formidable Advisory Agreement, and the Tidal Sub-Advisory Agreement (collectively, the “Advisory Agreements”).

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the continuation of the Advisory Agreements and the responses of Formidable and Tidal to requests for information from Trust Counsel on behalf of the Board. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed the responses of Formidable and Tidal to requests for information from Trust Counsel on behalf of the Board and noted that the responses included a copy of financial information for Formidable and Tidal, an expense comparison analysis for the Formidable ETFs and comparable ETFs, and the Advisory Agreements. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Formidable and Tidal; (ii) the investment performance of the Formidable ETFs and Formidable; (iii) the costs of the services to be provided and profits to be realized by Formidable and Tidal from the relationship with the Formidable ETFs; (iv) the extent to which economies of scale would be realized if the Formidable ETFs grow and whether advisory fee levels reflect those economies of scale for the benefit of their investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared for, and presented at this Meeting, as well as prior presentations by Formidable, Tidal, and Trust management at other meetings of the Board during the year. The Board requested or was provided with information and reports relevant to the approval of the Advisory Agreements, including: (i) information regarding the services and support to be provided by Formidable and Tidal to the Formidable ETFs and their shareholders; (ii) presentations by management of Formidable and Tidal addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Formidable ETFs; (iii) information pertaining to the compliance structures of Formidable and Tidal; (iv) disclosure information contained in the Formidable ETFs’ registration statement and Formidable’s and Tidal’s Forms ADV and/or their policies and procedures; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

FORMIDABLE ETFS

Supplemental Information (unaudited) - continued

FINANCIAL STATEMENTS | March 31, 2026

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Formidable and Tidal, including financial information, information on personnel and the services to be provided by Formidable and Tidal to the Formidable ETFs, each firm’s compliance program, information on any current legal matters, and other general information; (ii) expenses of the Formidable ETFs and comparative expense and performance information for other ETFs with strategies similar to the Formidable ETFs prepared by an independent third party; (iii) the anticipated effect of size on the Formidable ETFs’ performance and expenses; and (iv) benefits anticipated to be realized by Formidable and Tidal from their relationship with the Formidable ETFs.

The Board did not identify any particular information that was most relevant to its consideration to approve the Advisory Agreements, and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Formidable and Tidal

In this regard, the Board considered the responsibilities of Formidable and Tidal under its respective Advisory Agreement. The Board reviewed the services to be provided by Formidable and Tidal to the Formidable ETFs, including, without limitation, Formidable’s process for formulating investment recommendations and the processes of both Formidable and Tidal for assuring compliance with the Formidable ETFs’ investment objectives and limitations; Tidal’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Formidable for the Formidable ETFs among the service providers; and the anticipated efforts of Formidable to continue to promote the Formidable ETFs and grow their assets. The Board considered the staffing, personnel, and methods of operating of Formidable and Tidal; the education and experience of their personnel; and information provided on their compliance programs, policies and procedures. The Board considered the methods to be utilized by Formidable in supervising Tidal as a sub-adviser to the Formidable ETFs and the relationship between Formidable and Tidal. After reviewing the foregoing and further information from Formidable and Tidal, the Board concluded that the quality, extent, and nature of the services to be provided by Formidable and Tidal was satisfactory and adequate for the Formidable ETFs.

FINANCIAL STATEMENTS | March 31, 2026

FORMIDABLE ETFS

Supplemental Information (unaudited) - continued

The investment performance of the Formidable ETFs and Formidable

The Board reviewed FORH’s and KONG’s performance. The Board noted that FODI had not yet commenced investment operations and did not have a performance record. The Trustees compared FORH’s performance with the performance of the Russell Mid Cap TR USD Index, a custom category of funds derived from FORH’s Morningstar category, the Global Small/Mid Stock category, selected by Broadridge Financial Solutions (“Broadridge”) based on factors such as whether the funds have an active or passive strategy, and share class characteristics (“FORH Category”), and a peer group selected from the FORH Category by Broadridge based on style of investment management, current assets, and the nature of the investment strategy and markets invested in, among other factors (“FORH Peer Group”). The Trustees noted that FORH had outperformed the median of the FORH Peer Group and underperformed the Russell Mid Cap TR USD Index and the median of the FORH Category for the one-year period ended September 30, 2025, and underperformed the Russell Mid Cap TR USD Index, the median of the FORH Peer Group, and the median of the FORH Category for the three-year period ended September 30, 2025. The Trustees compared KONG’s performance with the performance of the Russell Mid Cap TR USD Index, a custom category of funds derived from KONG’s Morningstar category, the Mid Cap Blend category, selected by Broadridge based on factors such as whether the funds have an active or passive strategy, and share class characteristics (“KONG Category”), and a peer group selected from the KONG Category by Broadridge based on style of investment management, anticipated assets, and the nature of the investment strategy and markets invested in, among other factors (“KONG Peer Group”). The Trustees noted that KONG underperformed the Russell Mid Cap TR USD Index, and the medians of funds in both the KONG Category and KONG Peer Group for the one- and three-year periods ended September 30, 2025.

After a detailed discussion, the Board concluded, in light of all the facts and circumstances, that the investment performance of the FORH and the KONG was satisfactory in light of its overall investment strategy, but the Board noted that it would continue to monitor their performance.

The costs of services to be provided and profits to be realized by Formidable and Tidal from the relationship with the Formidable ETFs.

In this regard, the Board considered Formidable’s and Tidal’s financial condition and its level of commitment to the Formidable ETFs. The Board also considered the fees and expenses of the Formidable ETFs, including the nature and

FORMIDABLE ETFS

Supplemental Information (unaudited) - continued

FINANCIAL STATEMENTS | March 31, 2026

frequency of unitary fee payments and sub-advisory fee payments. The Board noted the information on profitability provided by Formidable and Tidal. The Trustees considered the Formidable ETFs’ unitary fee structure, in which each Formidable ETF pays an advisory fee to Formidable and Formidable has agreed to pay most of the Formidable ETFs’ expenses, and compared the advisory fee and gross and net expense ratios of each Formidable ETF to the advisory fees and gross and net expenses of its Category and Peer Group. The Trustees noted that the advisory fee paid to Formidable by FORH was higher than the median of the FORH Category and higher than the median, but within the range, of funds in the FORH Peer Group, and that FORH’s gross and net expense ratios were higher than the median, but within the range, of funds in the FORH Category and FORH Peer Group. The Trustees also noted that the advisory fee paid to Formidable by KONG was higher than the median of the KONG Category and higher than the median, but within the range, of funds in the KONG Peer Group, and that KONG’s gross and net expense ratios were higher than the median, but within the range, of funds in the KONG Category and the KONG Peer Group.

In considering the proposed advisory fee of FODI, the Board considered a custom category of funds derived from FODI’s expected Morningstar category, the Large Blend category, selected by Broadridge based on factors such as whether the funds have an active or passive strategy, and share class characteristics (“FODI Category”), and a peer group selected from the FODI Category by Broadridge based on style of investment management, anticipated assets, and the nature of the investment strategy and markets invested in, among other factors (“FODI Peer Group”). The Trustees noted that the proposed advisory fee to be paid to Formidable by FODI was higher than the median of the FODI Category and higher than the median, but within the range, of funds in the FODI Peer Group, and that FODI’s gross and net expense ratios were higher than the median, but within the range, of funds in the FODI Category and the FODI Peer Group.

The Board also considered Formidable’s representations that the funds included in the Morningstar categories and identified peer groups do not employ options strategies, such as tail-risk hedging and covered call writing, similar to that employed by Formidable with respect to the Formidable ETFs. The Board acknowledged Formidable’s representations that it does not provide substantially similar advisory services to other client accounts, that it provides more bespoke investment advice to its other clients, and that the investment strategy for each Formidable ETF is distinguishable. The Board also considered that Tidal represented that its fees for sub-advising the Formidable ETFs were consistent with the range of fees charged to other clients. After further

FINANCIAL STATEMENTS | March 31, 2026

FORMIDABLE ETFS

Supplemental Information (unaudited) - continued

consideration, the Board concluded that the projected profitability of Formidable and Tidal and the fees to be paid to Formidable (who in turn would pay Tidal) were within an acceptable range in light of the services to be rendered by Formidable and Tidal.

The extent to which economies of scale would be realized as the Formidable ETFs grow and whether advisory fee levels reflect these economies of scale for the benefit of the Formidable ETFs’ investors.

The Board noted that as the assets in the Formidable ETFs grow, shareholders will benefit from economies of scale given that the Formidable Advisory Agreement includes breakpoints in the unitary fees for each Formidable ETF. The Trustees further noted that the unitary fee structure limits the shareholders’ exposure to fee increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory and sub-advisory personnel assigned to the Formidable ETFs; the basis of decisions to buy or sell securities for the Formidable ETFs; the substance and administration of the Code of Ethics and other relevant policies of Formidable and Tidal. The Board noted that Formidable and Tidal each represented that it had not used, and does not currently use, soft dollars or commission recapture with regard to the Formidable ETFs. The Board also considered potential benefits for Formidable and Tidal in managing the Formidable ETFs. Following further consideration and discussion, the Board indicated that the standards and practices of Formidable and Tidal relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by each of Formidable and Tidal from managing the Formidable ETFs, were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under each Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the Board approved the Advisory Agreements for each Formidable ETF.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7 which includes remuneration paid to the Trustees and Officers in the Supplemental Information.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 - Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 5, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 5, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 5, 2026

* Print the name and title of each signing officer under his or her signature.